7. RELATED PARTIES (Details) - HempMeds PX - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2015	Jun. 30, 2014
Related party relationship			80% owned by MJNA
Sales to related parties	$ 0	$ 2,510,066	$ 0	$ 5,388,179
Sales percentage	0.00%	83.50%	0.00%	85.60%